Benefit Plans - Estimated Future Benefit Payments to be Paid from Company's Defined Benefit Pension Plans and Other Postretirement Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 110
2015	116
2016	123
2017	130
2018	139
Years 2019-2023	813
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	7
2015	7
2016	7
2017	7
2018	8
Years 2019-2023	$ 40